SUBSEQUENT EVENTS (Details) - 2020 Subsidiary - Subsequent Event $ in Thousands	Jan. 16, 2025 USD ($)
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired	29.90%
Consideration transferred in acquisition	$ 36,466